Long-term Debt (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Long-term Debt
Schedule of debt

	March 31, 2023	September 30, 2022

	(in thousands)
Term loan	$16,326	$14,622
R&D loan	—	122
Total	$16,326	$14,744
Less: Current portion	(16,326)	(122)
Long-term debt	$—	$14,622

Schedule of principal payments remaining on debt outstanding

Year ending September 30,	Principal Payments
(in thousands)
2023 (remaining nine months)	$—
2024	16,326
Total principal payments	$16,326

Mariadb Corporation Ab
Long-term Debt
Schedule of debt

	September 30,	September 30,
	2022	2021

	(in thousands)
Term loan	$14,622	$17,369
Capital loan	—	11,579
R&D loan	122	288
Total	$14,744	$29,236
Less: Current portion	(122)	(11,723)
Long-term debt	$14,622	$17,513

Schedule of principal payments remaining on debt outstanding

Principal
Year ending September 30,	Payments
(in thousands)
2023	$122
2024	14,622
Total principal payments	$14,744